Lease obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Leases [Abstract]
Schedule of additional information about leasing activities for lessee

	2024	2023
Opening lease obligations	$872,120	$870,163
Additions, net of disposals	90,486	123,187
Interest expense	54,560	53,418
Lease payments	(195,807)	(171,577)
Effect of movements in exchange rates and other	(3,154)	(3,071)
Lease obligations at December 31	818,205	872,120
Less: current portion	(122,744)	(120,731)
Lease obligations - non current portion	$695,461	$751,389

Schedule of maturity analysis of lease payments
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2024:

	Lease payments	Interest component	Lease obligations
2025	$168,554	$48,592	$119,962
2026	141,732	42,146	99,586
2027	122,035	35,975	86,060
2028	116,342	29,632	86,710
2029	109,387	23,138	86,249
Thereafter	422,555	82,917	339,638
	$1,080,605	$262,400	$818,205

Schedule of potential lease options

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$602,537	$9,173
Terminals and tanks	183,138	36,741
Other	32,530	10,561
Total	$818,205	$56,475